Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
3/31/2016	$ 1,216
3/31/2017	492
3/31/2018	165
3/31/2019	6
Thereafter	0
Total minimum annual rental payments, under non-cancelable lease agreements	$ 1,879